Insurance Contract Liabilities and Investment Contract Liabilities - Gross Claims and Benefits Paid (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Insurance Contracts [Abstract]
Maturities and surrenders	$ 2,609	$ 2,389
Annuity payments	1,876	1,849
Death and disability benefits	3,948	3,836
Health benefits	6,421	6,079
Policyholder dividends and interest on claims and deposits	1,132	1,200
Gross claims and benefits paid	$ 15,986	$ 15,353